Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-43516
Entity Registrant Name	GEORGIA BANKING CO INC
Entity Central Index Key	0001070965
Entity Tax Identification Number	58-2382447
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	1776 Peachtree Street NW
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	866
Local Phone Number	711-4530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false